Revenue Recognition (Details) - Schedule of Past due but not Impaired Trade Receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Neither past due nor impaired [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	$ 71,545	$ 67,793
Up to 30 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	30,191	24,150
31-60 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	7,065	16,869
61-90 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	3,407	12,863
91-120 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	1,801	4,125
Over 121 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	15,818	13,311
Total [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	129,826	139,111
Unpaid deferred revenues [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	(14,375)	(15,569)
Allowance for credit losses [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	(7,066)	(5,416)
Total trade receivables, net [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	$ 108,385	$ 118,126